Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 ₩ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 ₩ / shares
Statement of Financial Position [Abstract]
Allowances for credit losses (in Dollars) | $	$ 66,006.82		$ 67,579.81
Common stock, par value (in Won per share) | ₩ / shares		₩ 5,000		₩ 5,000
Common stock, shares authorized	100,000,000		100,000,000
Common stock, shares issued	19,276,978		2,155,000
Common stock, shares outstanding	19,276,978		2,155,000